Summary of significant transactions - Revised Fligotinib collaboration (Details) - Gilead - Filgotinib drug license € in Millions	Dec. 31, 2024	Dec. 31, 2023 EUR (€)	Oct. 29, 2023	Jan. 31, 2021
Summary Of Significant Transaction [line items]
Total Amounts Received From Gilead In Previous Years		€ 172.6
Cost Share For Global Development Activities Terminated			50.00%
Europe | Minimum
Summary Of Significant Transaction [line items]
Percentage of future net sales from 2024	8
Europe | Maximum
Summary Of Significant Transaction [line items]
Percentage of future net sales from 2024	15
Group B activities [Member]
Summary Of Significant Transaction [line items]
Cost Share For Global Development Activities				50.00%